Stock-Based Payments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-based payments

15. Stock-based payments

During the three months ended March 31, 2022, the total stock-based payment expenses recorded in the condensed consolidated statement of operations and comprehensive loss were $1,065 (2021: $195) of which $703 and $362 are recognized as general and administrative and research and development expenses respectively (2021: $129 as general and administrative and $66 as research and development expenses respectively). Total compensation cost of $3,380 for non-vested warrants as at March 31, 2022 and is expected to be realized over a period of 2.3 years.

A summary of stock option activity under the Company’s stock option plans during the three-month period ended March 31, 2022, is presented below:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price Share	Weighted Average Life (in years)
Outstanding December 31, 2021	1,174,992	$6.8	4.9
Granted	—	—	—
Exercised	—	—	—
Cancelled or expired	—	—	—
Outstanding as of March 31, 2022	1,174,992	$6.8	4.7
Options exercisable at March 31, 2022	635,475	$7.6	4.5

During the three-month period ended March 31, 2021, no options were granted, exercised, expired, or cancelled.

19. Share-based payments

Share based payments in the legal form of stock options (“options”) and/or warrants have been granted to members of the executive management, members of the board of directors, employees, and external consultants.

2021 Equity Incentive Plan

Our 2021 Equity Incentive Plan became effective on December 20, 2021. It was approved by shareholders in connection with the Recapitalization Share Exchange. Our 2021 Plan authorizes the award of stock options, Restricted Stock Awards (“RSAs”), Stock Appreciation Rights (“SARs”), Restricted Stock Units (“RSUs”), cash awards, performance awards and stock bonus awards. We have initially reserved 1,211,374 shares of our common stock under the 2021 Plan. The number of shares reserved for issuance under our 2021 Plan will increase automatically on January 1 of each of 2022 through 2031 by the number of shares equal to the lesser of 5% of the aggregate number of outstanding shares of our common stock as of the immediately preceding December 31, or a number as may be determined by our board of directors.

On November 24, 2021, the Board of Directors approved an equity-settled stock option plan which provides employees, officers, and directors an option to purchase a total of 869,828 common shares of the Company at prices of between $5.19 and $10.17. Employee warrants were granted with 25% vesting upon grant and the 75% balance vesting over 36 months until November 24, 2024, provided they remain within the Company’s employment. Director warrants were granted with a vesting period of 48 months. Vested warrants are exercisable over a fixed period from grant date up to and including November 23, 2027.

Additional Executive Plan

Effective September 15, 2019, the Company established an option compensation plan to grant the CEO a right to subscribe a total of two percent of the then outstanding shares of the Company on a fully diluted basis upon completion of twenty-four months of continuous employment. A total of 156,025 options were granted effective September 15, 2021 and became fully vested on that date. The options have been valued at $1,004 with the Black-Scholes model using an expected volatility of 97.88%; expected life of 5 years; risk free interest rate of (0.46%); an expected dividend yield of 0%; and an exercise price of $8.75.

Warrant plan #7

On December 18, 2020, the Board of Directors approved an equity-settled stock option plan which provides an employee and a member of the executive management of the Group with the option to purchase 67,791 common shares of the Company at market price on the date of grant. Warrants were granted with monthly vesting over 36 months until September 1, 2022, respectively October 1, 2023, provided they remain within the Company’s employment. During the year ended December 31, 2021, the vesting terms were accelerated and upon the Company’s listing on Nasdaq the options of the member of executive management became fully vested. Accordingly, a total of 28,191 options exercisable at $13.30 per share became completely vested as of December 20, 2021. Vested options are exercisable over a fixed period of 10 years from grant date.

Warrant plan #6

In October 2019, the Board of Directors approved an equity-settled stock option plan which provides board of directors and members of the executive management of the Company the option to purchase 112,764 common shares of the Company at market price on the date of grant. During 2020, a total of 27,017 of the options were forfeited on the termination of a member of executive management. Options were granted with a three-year vesting term, providing non-termination of employment. During the year ended December 31, 2021, the vesting terms were accelerated and upon the Company’s listing on Nasdaq the balance of 70,477 of the options exercisable at $12.09 became fully vested as of December 20, 2021. Vested options are exercisable over a fixed period of 10 years from grant date.

Warrant plan #5

On February 24, 2017, the Board of Directors approved an equity-settled stock option plan which provides board of directors and members of the executive management of the Group with the option to purchase 13,924 common shares of the Company at market price on the date of grant. Warrants were granted with either immediate vesting, or monthly vesting over 36 months until July 1, 2019, provided the recipient remains within the Group’s employment. Vested warrants are exercisable over a fixed period from grant date up to and including July 1, 2021.

Warrant plan #4

On February 18, 2016, the Board of Directors approved an equity-settled stock option plan, which provides key management personnel with the option to purchase 12,676 common shares of the Company at market price on the date of grant. Warrants were granted with monthly vesting over 36 months from July 1, 2016, until July 1, 2019, provided the recipient remains within the Group’s employment. Vested warrants are exercisable over a fixed period from grant date up to and including July 1, 2021.

Warrant plan #3

On December 17, 2014, the Board of Directors approved an equity-settled stock option plan, which provides key management personnel and with the option to purchase 570,000 common shares of the Company at market price on the date of grant. Warrants were granted with 50% immediately vesting upon grant, 25% vesting on December 17, 2015, and 25% vesting on July 3, 2016, provided the recipient remains within the Group’s employment. Vested warrants are exercisable over a fixed period from grant date up to and including July 1, 2021.

Warrant plans #1 - #6 and 2021 Stock Option Plan

Effective July 1, 2021, a total of 45,805 previously issued and outstanding options expired unexercised.

All share-based payment warrants and stock option plans

During 2021, the total charge to profit or loss amounted to $6,368 (2020: $616) of which $4,203 (2020: $616) are recognized as general and administrative expenses and $2,165 is recognized as research and development expenses. As of December 31, 2021, total unrecognized compensation cost relating to unvested options granted was $4,526 and is expected to be realized over a period of 2.6 years. The Company will issue shares upon exercise of options from shares reserved under the plans.

The table below summarizes the number of options that were outstanding, their weighted average exercise price and contractual term as of December 31, as well as the movements during the period.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term
		$	(in years)
Balance on January 1, 2020	174,345	$9.0	—
Granted	67,791	11.0	—
Forfeited	(27,016)	13.0	—
Outstanding as of December 31, 2020	215,119	10.0	9.3
Granted	1,026,653	6.2	—
Exercised	(20,976)	3.0	—
Forfeited	(45,805)	3.1	—
Outstanding as of December 31, 2021	1,174,992	$6.8	4.91
Options exercisable at December 31, 2021	568,500	$8.0	4.76

The intrinsic value of options outstanding at December 31, 2021 and 2020 was $4,149 and $0 respectively. The intrinsic value of exercisable options at December 31, 2021 and 2020 was $1,484 and $0 respectively. A total of 45,805 and 27,016 stock options were forfeited in the years ended December 31, 2021, and December 31, 2020, respectively. No options expired in the years ended December 31, 2021, or December 31, 2020. The weighted average share price at the date of exercise of stock options in 2021 was $39. The intrinsic value of all exercised stock options in 2021 was $418. The exercise price for options outstanding at the end of 2021 is $5.19 – $13.30 (2020: $4.5 – $15).

The weighted average grant date fair value of options granted in 2021 was $6.2 (2020: $6) per share. The total fair value of options vested during the years December 31, 2021, and 2020 was $4,223 and $616 respectively.

The estimate of the grant date fair value of each option issued is based on a Black Scholes model. The assumptions used in our valuations are summarized as follows:

	For the Years ended December 31,
	2021	2020
Expected volatility	80.6% - 97.9%	80.6%
Weighted average share price	$6.63	$7.0
Expected life (in years)	5 - 9.8	10 – 11
Expected dividend yield	0%	0%
Risk-free interest rate	(0.45)% - (0.46)%	(0.41)%

Expected Term — The expected term is based upon the historical exercise patterns of options.

Expected volatility — Was determined based upon the expected term of the options which is based upon the historical exercise patterns of options.

Risk-Free Interest Rate — The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant for zero-coupon U.S. Treasury notes with maturities approximately equal to the options’ expected term.

Dividend Rate — The expected dividend is zero as the Company has not paid nor does it anticipate paying any dividends on its common stock in the foreseeable future.

Fair Value of Common Stock — The quoted prices of the Company’s common stock is used to estimate the fair value of the share-based awards at grant date.